Capital and Reserves (Narrative) (Details) - ILS (₪) ₪ / shares in Units, ₪ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [abstract]
Par value per share	₪ 0.01
Authorized share capital	₪ 300	₪ 300	₪ 300
Weighted-average number of shares used in the calculation of basic earnings per share (in shares)	100,654,935	100,604,578	100,589,458
Incremental shares	234,726	93,728	72
Options excluded from diluted weighted average number of ordinary shares	78,000	1,060,000	616,000